Fees and Expenses	Jul. 29, 2025 USD ($)
BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the International Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (the “Brandes Funds”). More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 53 of the Prospectus and “Additional Purchase and Redemption Information” on page 65 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (the “Brandes Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the ratios of expenses (and net expenses) to average net assets provided in the financial highlights, which reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.

A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor. For additional information, please see the “Terms of the Conversion Feature” section of the Fund’s statutory prospectus.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the costs of investing in the International Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your Class C shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal period (October 1, 2024 through March 31, 2025), the Fund’s portfolio turnover rate was 17.03% of the average value of its portfolio.

Portfolio Turnover, Rate	17.03%
BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Global Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (the “Brandes Funds”). More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 53 of the Prospectus and “Additional Purchase and Redemption Information” on page 65 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (the “Brandes Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” for the Class R6 shares are estimated based on current expenses of the Class A shares.A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor. For additional information, please see the “Terms of the Conversion Feature” section of the Fund’s statutory prospectus.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.

A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor. For additional information, please see the “Terms of the Conversion Feature” section of the Fund’s statutory prospectus.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the costs of investing in the Global Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal period (October 1, 2024 through March 31, 2025), the Fund’s portfolio turnover rate was 13.19% of the average value of its portfolio.

Portfolio Turnover, Rate	13.19%
BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Emerging Markets Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (the “Brandes Funds”). More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 53 of the Prospectus and “Additional Purchase and Redemption Information” on page 65 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (the “Brandes Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.

A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor. For additional information, please see the “Terms of the Conversion Feature” section of the Fund’s statutory prospectus.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the costs of investing in the Emerging Markets Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal period (October 1, 2024 through March 31, 2025), the Fund’s portfolio turnover rate was 21.13% of the average value of its portfolio.

Portfolio Turnover, Rate	21.13%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the International Small Cap Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (the “Brandes Funds”). More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 53 of the Prospectus and “Additional Purchase and Redemption Information” on page 65 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (the “Brandes Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.

A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor. For additional information, please see the “Terms of the Conversion Feature” section of the Fund’s statutory prospectus.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the costs of investing in the International Small Cap Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The International Small Cap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal period (October 1, 2024 through March 31, 2025), the Fund’s portfolio turnover rate was 16.60% of the average value of its portfolio.

Portfolio Turnover, Rate	16.60%
BRANDES SMALL CAP VALUE FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Small Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (the “Brandes Funds”). More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 53 of the Prospectus and “Additional Purchase and Redemption Information” on page 65 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (the “Brandes Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the ratios of expenses (and net expenses) to average net assets provided in the financial highlights, which reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the costs of investing in the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal period (October 1, 2024 through March 31, 2025), the Fund’s portfolio turnover rate was 22.02% of the average value of its portfolio.

Portfolio Turnover, Rate	22.02%
BRANDES CORE PLUS FIXED INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Core Plus Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (the “Brandes Funds”). More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 15 of the Prospectus and “Additional Purchase and Redemption Information” on page 65 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (the “Brandes Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the ratios of expenses (and net expenses) to average net assets provided in the financial highlights, which reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the costs of investing in the Core Plus Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Core Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal period (October 1, 2024 through March 31, 2025), the Fund’s portfolio turnover rate was 5.39% of the average value of its portfolio.

Portfolio Turnover, Rate	5.39%
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example illustrates the amount of expenses you could incur if the Adviser charged the Fund for its services.(1) This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal period (October 1, 2024 through March 31, 2025), the Fund’s portfolio turnover rate was 6.22% of the average value of its portfolio.

Portfolio Turnover, Rate	6.22%